T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 2.6%
Government Bonds 2.6%
Republic of Angola, 8.00%, 11/26/29 (USD)  33,080,000 31,136
Republic of Angola, 8.25%, 5/9/28 (USD)  42,550,000 40,948
Republic of Angola, 9.125%, 11/26/49 (USD)  32,750,000 30,549
Republic of Angola, 9.50%, 11/12/25 (USD)  26,245,000 27,538
Total Angola (Cost
$120,369
)
130,171
ARGENTINA 2.3%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,927,000 9,809
9,809
Corporate Bonds 0.4%
YPF, 8.75%, 4/4/24 (USD)  14,475,000 11,491
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 10,100,550 8,250
19,741
Government Bonds 1.7%
Republic of Argentina, 0.00%, 12/15/35 (USD) (2)(3) 114,895,000 775
Republic of Argentina, 1.00%, 7/9/29 (USD)  23,455,930 8,456
Republic of Argentina, STEP, 0.125%, 7/9/30 (USD)  39,942,504 13,443
Republic of Argentina, STEP, 0.125%, 7/9/35 (USD)  108,165,795 32,505
Republic of Argentina, STEP, 0.125%, 1/9/38 (USD)  82,570,279 30,392
85,571
Total Argentina (Cost
$171,082
)
115,121
BAHAMAS 2.7%
Government Bonds 2.7%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD) (1) 4,125,000 4,151
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 73,815,000 70,845
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  30,800,000 29,560
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 25,450,000 27,168
Total Bahamas (Cost
$131,667
)
131,724
BAHRAIN 1.0%
Government Bonds 1.0%
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  21,505,000 24,035
Kingdom of Bahrain, 7.375%, 5/14/30 (USD) (1) 6,195,000 6,900

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  19,300,000 20,213
Total Bahrain (Cost
$49,474
)
51,148
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 16,055,000 16,376
Total Barbados (Cost
$15,420
)
16,376
BENIN 0.6%
Government Bonds 0.6%
Republic of Benin, 4.875%, 1/19/32 (EUR) (1) 25,305,000 28,282
Republic of Benin, 4.875%, 1/19/32 (EUR)  1,000,000 1,117
Republic of Benin, 6.875%, 1/19/52 (EUR) (1) 1,910,000 2,249
Total Benin (Cost
$33,949
)
31,648
BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 3.375%, 8/20/50 (USD) (1) 9,152,000 8,898
Total Bermuda (Cost
$9,138
)
8,898
BRAZIL 4.4%
Corporate Bonds 1.9%
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(4) 5,341,000 5,667
Banco do Brasil, VR, 9.00% (USD) (4)(5) 28,270,000 30,934
Cosan Overseas, 8.25% (USD) (5) 6,085,000 6,237
CSN Resources, 7.625%, 2/13/23 (USD) (1) 5,400,000 5,609
CSN Resources, 7.625%, 2/13/23 (USD)  8,075,000 8,388
Embraer Netherlands Finance, 5.05%, 6/15/25 (USD)  13,000,000 13,520
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  5,600,000 5,659
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)  6,045,000 6,229
Klabin Austria, 3.20%, 1/12/31 (USD) (1) 3,525,000 3,357
Suzano Austria, 6.00%, 1/15/29 (USD)  7,515,000 8,855
Usiminas International Sarl, 5.875%, 7/18/26 (USD)  2,570,000 2,710
97,165
Government Bonds 2.5%
Petrobras Global Finance, 6.85%, 6/5/2115 (USD)  8,515,000 8,766
Republic of Brazil, 3.875%, 6/12/30 (USD)  17,900,000 17,396
Republic of Brazil, 4.50%, 5/30/29 (USD)  13,700,000 14,120

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 4.625%, 1/13/28 (USD)  20,000,000 21,176
Republic of Brazil, 5.00%, 1/27/45 (USD)  36,758,000 35,080
Republic of Brazil, 5.625%, 1/7/41 (USD)  18,585,000 19,395
Republic of Brazil, 8.25%, 1/20/34 (USD)  5,095,000 6,773
122,706
Total Brazil (Cost
$213,527
)
219,871
CHILE 1.2%
Convertible Bonds 0.1%
Liberty Latin America, 2.00%, 7/15/24 (USD)  4,725,000 4,688
4,688
Corporate Bonds 1.1%
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 11,939
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD) (1) 3,749,000 3,438
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 16,450,000 16,527
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (USD) (1) 4,995,000 5,405
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 14,917
52,226
Total Chile (Cost
$55,436
)
56,914
CHINA 3.4%
Convertible Bonds 0.0%
Huazhu Group, 3.00%, 5/1/26 (USD) (1) 736,000 1,084
1,084
Corporate Bonds 2.7%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  3,850,000 3,946
CIFI Holdings Group, 6.00%, 7/16/25 (USD)  2,147,000 2,286
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  2,938,000 3,144
CIFI Holdings Group, 6.55%, 3/28/24 (USD)  6,560,000 6,969
Country Garden Holdings, 4.75%, 1/17/23 (USD)  10,350,000 10,608
Country Garden Holdings, 8.00%, 1/27/24 (USD)  5,700,000 6,065
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 8,204
Huaneng Hong Kong Capital, VR, 3.60% (USD) (4)(5) 400,000 409
Lenovo Group, 3.421%, 11/2/30 (USD) (1) 5,590,000 5,624
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 6,967
Meituan, 2.125%, 10/28/25 (USD) (1) 2,340,000 2,332
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD) (1) 1,365,000 1,580
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)  12,979,000 15,027

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)  7,953,000 9,940
State Grid Overseas Investment 2016, 3.50%, 5/4/27 (USD)  8,000,000 8,718
Times China Holdings, 6.75%, 7/8/25 (USD)  15,900,000 16,654
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)  9,174,000 9,012
Yanlord Land HK, 6.75%, 4/23/23 (USD)  11,200,000 11,593
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)  4,500,000 4,067
133,145
Government Bonds 0.7%
People's Republic of China, 3.12%, 12/5/26  235,000,000 35,926
35,926
Total China (Cost
$167,737
)
170,155
COLOMBIA 1.3%
Corporate Bonds 0.3%
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 12,698
Millicom International Cellular, 4.50%, 4/27/31 (USD) (1) 1,690,000 1,761
14,459
Government Bonds 1.0%
Republic of Colombia, 3.00%, 1/30/30 (USD)  10,000,000 9,812
Republic of Colombia, 4.125%, 5/15/51 (USD)  5,245,000 5,003
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 25,045
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 11,269
51,129
Total Colombia (Cost
$64,050
)
65,588
CONGO (DEMOCRATIC REPUBLIC) 0.4%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  8,800,000 9,835
9,835
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 8,492
8,492
Total Congo (Democratic Republic) (Cost
$16,789
)
18,327
COSTA RICA 0.6%
Government Bonds 0.6%
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  740,000 747

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  21,665,000 21,015
Republic of Costa Rica, 7.158%, 3/12/45 (USD)  8,000,000 7,808
Total Costa Rica (Cost
$29,796
)
29,570
DOMINICAN REPUBLIC 2.9%
Government Bonds 2.9%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 9,085,000 9,199
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 28,320,000 28,957
Dominican Republic, 5.50%, 1/27/25 (USD)  1,550,000 1,705
Dominican Republic, 5.95%, 1/25/27 (USD) (1) 200,000 226
Dominican Republic, 5.95%, 1/25/27 (USD)  5,155,000 5,812
Dominican Republic, 6.00%, 7/19/28 (USD)  700,000 790
Dominican Republic, 6.40%, 6/5/49 (USD) (1) 500,000 525
Dominican Republic, 6.50%, 2/15/48 (USD)  300,000 318
Dominican Republic, 6.85%, 1/27/45 (USD)  67,265,000 74,580
Dominican Republic, 6.875%, 1/29/26 (USD) (1) 10,600,000 12,328
Dominican Republic, 7.45%, 4/30/44 (USD)  8,810,000 10,407
Total Dominican Republic (Cost
$138,837
)
144,847
ECUADOR 1.4%
Government Bonds 1.4%
Republic of Ecuador, STEP, 0.50%, 7/31/30 (USD) (1) 34,361,750 20,188
Republic of Ecuador, STEP, 0.50%, 7/31/35 (USD) (1) 78,707,600 35,813
Republic of Ecuador, STEP, 0.50%, 7/31/40 (USD) (1) 23,941,050 10,355
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 3,195
Total Ecuador (Cost
$95,650
)
69,551
EGYPT 3.8%
Government Bonds 3.8%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1) 8,384,000 7,875
Arab Republic of Egypt, 6.125%, 1/31/22 (USD)  200,000 206
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  12,900,000 13,265
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (1) 200,000 198
Arab Republic of Egypt, 7.50%, 1/31/27 (USD) (1) 500,000 544
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)  925,000 1,006
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  41,150,000 43,916
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 27,990,000 27,961
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  64,475,000 64,407
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1) 1,150,000 1,156
Arab Republic of Egypt, 14.051%, 7/21/22  192,400,000 12,324

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills, 13.559%, 8/17/21  216,650,000 13,175
Total Egypt (Cost
$186,855
)
186,033
EL SALVADOR 1.5%
Government Bonds 1.5%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  16,200,000 16,237
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 943
Republic of El Salvador, 7.65%, 6/15/35 (USD)  39,675,000 39,179
Republic of El Salvador, 8.625%, 2/28/29 (USD) (1) 11,385,000 12,156
Republic of El Salvador, 8.625%, 2/28/29 (USD)  3,600,000 3,844
Total El Salvador (Cost
$72,740
)
72,359
GHANA 2.8%
Government Bonds 2.8%
Republic of Ghana, 6.375%, 2/11/27 (USD)  51,690,000 50,083
Republic of Ghana, 7.625%, 5/16/29 (USD)  10,705,000 10,548
Republic of Ghana, 7.75%, 4/7/29 (USD) (1) 10,000,000 9,925
Republic of Ghana, 7.875%, 3/26/27 (USD)  200,000 204
Republic of Ghana, 8.125%, 1/18/26 (USD)  35,510,000 37,751
Republic of Ghana, 8.125%, 3/26/32 (USD)  6,845,000 6,635
Republic of Ghana, 8.627%, 6/16/49 (USD) (1) 1,450,000 1,346
Republic of Ghana, 8.75%, 3/11/61 (USD) (1) 11,300,000 10,509
Republic of Ghana, 8.75%, 3/11/61 (USD)  11,500,000 10,695
Total Ghana (Cost
$125,360
)
137,696
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,712,965 1,967
Total Grenada (Cost
$2,395
)
1,967
GUATEMALA 0.4%
Government Bonds 0.4%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,594
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 12,155
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 713,000 783
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 7,069
Total Guatemala (Cost
$22,000
)
21,601

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.9%
Corporate Bonds 0.6%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 7,745,000 8,235
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  4,500,000 4,718
Bharti Airtel, 3.25%, 6/3/31 (USD) (1) 6,180,000 6,047
Periama Holdings, 5.95%, 4/19/26 (USD)  11,370,000 12,018
31,018
Government Bonds 1.3%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,977
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  54,955,000 54,732
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 848
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 2,086
63,643
Total India (Cost
$95,651
)
94,661
INDONESIA 6.5%
Corporate Bonds 2.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  15,257,000 15,429
Hutama Karya Persero, 3.75%, 5/11/30 (USD) (1) 5,610,000 5,898
Pertamina Persero, 5.625%, 5/20/43 (USD)  66,726,000 75,722
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,972
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 6,245,000 6,621
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)  27,600,000 30,602
139,244
Government Bonds 3.7%
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  21,500,000 23,758
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)  13,941,000 15,405
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  19,000,000 21,478
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  108,775,000 122,977
183,618
Total Indonesia (Cost
$296,848
)
322,862
ISRAEL 0.9%
Corporate Bonds 0.9%
ICL Group, 6.375%, 5/31/38 (USD) (1) 12,850,000 16,255
Israel Electric, 4.25%, 8/14/28 (USD) (1) 12,540,000 13,904

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 12,250,000 13,276
Total Israel (Cost
$40,927
)
43,435
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  700,000 718
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  600,000 652
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)  15,492,699 15,538
Total Ivory Coast (Cost
$16,199
)
16,908
JAMAICA 1.8%
Corporate Bonds 0.1%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,415,000 6,500
6,500
Government Bonds 1.7%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 3,114
Government of Jamaica, 7.875%, 7/28/45 (USD)  14,159,000 19,256
Government of Jamaica, 8.00%, 3/15/39 (USD)  43,585,000 59,929
82,299
Total Jamaica (Cost
$77,940
)
88,799
JORDAN 1.0%
Government Bonds 1.0%
Government of Jordan, 5.85%, 7/7/30 (USD)  49,075,000 50,103
Total Jordan (Cost
$54,030
)
50,103
KENYA 0.4%
Government Bonds 0.4%
Republic of Kenya, 8.00%, 5/22/32 (USD)  15,900,000 16,926
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 620
Total Kenya (Cost
$19,069
)
17,546
KUWAIT 0.7%
Corporate Bonds 0.6%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1) 300,000 327

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Equate Petrochemical, 4.25%, 11/3/26 (USD)  1,800,000 1,962
Kuwait Projects, 4.229%, 10/29/26 (USD)  12,200,000 11,895
MEGlobal Canada, 5.875%, 5/18/30 (USD) (1) 2,935,000 3,551
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 11,493
29,228
Government Bonds 0.1%
Government of Kuwait, 3.50%, 3/20/27 (USD)  5,000,000 5,528
5,528
Total Kuwait (Cost
$33,037
)
34,756
LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.2%
Government Bonds 0.2%
People's Democratic Republic of
Laos, 6.875%, 6/30/21 (USD) (1) 9,700,000 7,930
Total Lao People's Democratic Republic (Cost
$9,663
)
7,930
LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, 6.00%, 1/27/23 (USD) (2)(6) 78,100,000 9,583
Total Lebanon (Cost
$20,191
)
9,583
MEXICO 10.3%
Corporate Bonds 5.5%
Axtel, 6.375%, 11/14/24 (USD) (1) 8,268,000 8,619
Banco Mercantil del Norte, VR, 6.75% (USD) (4)(5) 2,925,000 3,054
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5) 9,000,000 9,880
Banco Mercantil del Norte, VR, 8.375% (USD) (4)(5) 275,000 321
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1) 8,000,000 8,997
Banco Santander Mexico, VR, 8.50% (USD) (4)(5) 16,600,000 17,513
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4) 17,150,000 17,687
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (4) 7,000,000 7,226
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 8,340
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 23,799,800 26,649
Cometa Energia, 6.375%, 4/24/35 (USD)  548,145 614
Controladora Mabe, 5.60%, 10/23/28 (USD) (1) 11,015,000 12,838
Controladora Mabe, 5.60%, 10/23/28 (USD)  540,000 629
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 3,078
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  5,500,000 5,482
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 5,948

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 8,220,000 8,179
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  120,406,000 119,804
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  2,150,000 2,094
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  490,000 454
Poinsettia Finance, 6.625%, 6/17/31 (USD) (1) 3,600,000 3,466
270,872
Government Bonds 4.8%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  43,550,000 43,314
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  34,580,000 36,193
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  174,803,000 152,593
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  4,600,000 3,920
Petroleos Mexicanos, 6.875%, 8/4/26 (USD)  500,000 536
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 1,948
238,504
Total Mexico (Cost
$502,297
)
509,376
MONGOLIA 1.5%
Corporate Bonds 0.4%
Development Bank of Mongolia, 7.25%, 10/23/23 (USD) (1) 18,420,000 20,004
20,004
Government Bonds 1.1%
Government of Mongolia, 5.125%, 12/5/22 (USD)  21,250,000 21,993
Government of Mongolia, 5.125%, 4/7/26 (USD) (1) 6,040,000 6,478
Government of Mongolia, 5.625%, 5/1/23 (USD)  9,330,000 9,783
Government of Mongolia, 8.75%, 3/9/24 (USD) (1) 200,000 231
Government of Mongolia, 8.75%, 3/9/24 (USD)  15,090,000 17,428
55,913
Total Mongolia (Cost
$69,525
)
75,917
MOROCCO 0.3%
Corporate Bonds 0.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 236
236
Government Bonds 0.3%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 15,297
15,297
Total Morocco (Cost
$16,476
)
15,533

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.9%
Government Bonds 0.9%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 496
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,636
Republic of Nigeria, 7.143%, 2/23/30 (USD)  32,700,000 33,441
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 389
Republic of Nigeria, 7.875%, 2/16/32 (USD)  6,700,000 6,920
Total Nigeria (Cost
$41,489
)
42,882
OMAN 4.2%
Corporate Bonds 0.6%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,570
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,240,000 2,322
Oztel Holdings, 6.625%, 4/24/28 (USD)  12,000,000 13,186
28,078
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 18,710
Sultanate of Oman, 4.75%, 6/15/26 (USD)  35,055,000 36,077
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 9,342
Sultanate of Oman, 5.625%, 1/17/28 (USD)  13,700,000 14,197
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,000,000 3,127
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 9,235,000 9,679
Sultanate of Oman, 6.50%, 3/8/47 (USD)  21,930,000 20,692
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 20,000,000 22,127
Sultanate of Oman, 6.75%, 10/28/27 (USD)  15,500,000 17,149
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1) 5,850,000 5,601
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,021
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,520,000 10,407
180,129
Total Oman (Cost
$204,023
)
208,207
PAKISTAN 0.5%
Government Bonds 0.5%
Islamic Republic of Pakistan, 6.00%, 4/8/26 (USD) (1) 7,005,000 7,131
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  17,911,000 18,642
Total Pakistan (Cost
$26,405
)
25,773

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.3%
Corporate Bonds 0.3%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 12,264
12,264
Government Bonds 0.0%
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 609
609
Total Panama (Cost
$13,871
)
12,873
PARAGUAY 1.2%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 12,227
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  300,000 318
12,545
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 5,455
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 5,990,000 6,799
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 2,359
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 27,098
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 6,267
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 452
48,430
Total Paraguay (Cost
$58,961
)
60,975
PERU 0.5%
Corporate Bonds 0.4%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,751
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  4,053,966 4,769
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 7,561
16,081
Government Bonds 0.1%
Republic of Peru, 2.844%, 6/20/30 (USD)  6,000,000 6,106
6,106
Total Peru (Cost
$20,921
)
22,187

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.3%
Corporate Bonds 0.8%
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 10,912
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 15,721
Manila Water, 4.375%, 7/30/30 (USD)  12,450,000 13,107
39,740
Government Bonds 0.5%
Republic of Philippines, 2.65%, 12/10/45 (USD)  27,000,000 24,336
24,336
Total Philippines (Cost
$65,035
)
64,076
QATAR 2.0%
Corporate Bonds 0.3%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 13,500,000 13,354
13,354
Government Bonds 1.7%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 13,748
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 8,374
State of Qatar, 4.817%, 3/14/49 (USD)  53,200,000 65,309
87,431
Total Qatar (Cost
$109,663
)
100,785
ROMANIA 0.8%
Government Bonds 0.8%
Republic of Romania, 3.00%, 2/14/31 (USD) (1) 6,698,000 6,713
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 7,584,000 7,362
Republic of Romania, 4.00%, 2/14/51 (USD)  23,670,000 22,976
Republic of Romania, 5.125%, 6/15/48 (USD)  200,000 227
Total Romania (Cost
$38,291
)
37,278
RUSSIA 1.9%
Corporate Bonds 0.3%
GTLK Europe, 5.125%, 5/31/24 (USD)  13,000,000 13,773
13,773
Government Bonds 1.6%
Russian Federation, 4.375%, 3/21/29 (USD)  57,200,000 62,663

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Russian Federation, 5.25%, 6/23/47 (USD)  16,200,000 19,264
81,927
Total Russia (Cost
$99,195
)
95,700
SAUDI ARABIA 2.9%
Government Bonds 2.9%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  23,000,000 23,058
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 5,748
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  38,050,000 45,150
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 10,240,000 10,704
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  20,050,000 21,386
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  33,600,000 36,316
Total Saudi Arabia (Cost
$138,074
)
142,362
SENEGAL 1.3%
Government Bonds 1.3%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 20,291
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 18,950,000 18,966
Republic of Senegal, 6.25%, 5/23/33 (USD)  24,600,000 24,620
Republic of Senegal, 6.75%, 3/13/48 (USD) (1) 200,000 191
Republic of Senegal, 6.75%, 3/13/48 (USD)  400,000 381
Total Senegal (Cost
$62,526
)
64,449
SERBIA 0.1%
Government Bonds 0.1%
Republic of Serbia, 2.125%, 12/1/30 (USD) (1) 5,019,000 4,641
Total Serbia (Cost
$4,922
)
4,641
SOUTH AFRICA 1.3%
Corporate Bonds 0.1%
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)  4,500,000 4,661
4,661
Government Bonds 1.2%
Republic of South Africa, 4.85%, 9/27/27 (USD)  440,000 455
Republic of South Africa, 4.85%, 9/30/29 (USD)  16,950,000 17,097
Republic of South Africa, 4.875%, 4/14/26 (USD)  200,000 211
Republic of South Africa, 5.65%, 9/27/47 (USD)  33,800,000 31,208

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, 5.875%, 9/16/25 (USD)  600,000 664
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 10,179
59,814
Total South Africa (Cost
$67,398
)
64,475
SRI LANKA 2.4%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  8,760,000 5,212
5,212
Government Bonds 2.3%
Republic of Sri Lanka, 5.75%, 1/18/22 (USD)  32,565,000 28,690
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)  1,900,000 1,496
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  6,405,000 4,090
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)  36,840,000 35,658
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1) 33,625,000 20,790
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  36,300,000 22,444
113,168
Total Sri Lanka (Cost
$137,788
)
118,380
THAILAND 0.3%
Corporate Bonds 0.3%
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 4,465
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  9,000,000 7,765
Total Thailand (Cost
$13,391
)
12,230
TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%, 6/15/26 (USD) (1) 8,352,000 9,321
9,321
Government Bonds 0.3%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)  350,000 370
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (1) 14,960,000 15,166
15,536
Total Trinidad and Tobago (Cost
$24,379
)
24,857

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TURKEY 3.2%
Corporate Bonds 1.0%
Akbank, 5.125%, 3/31/25 (USD)  10,000,000 9,687
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)  12,000,000 12,174
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1) 10,875,000 11,572
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1) 14,345,000 15,377
Yapi ve Kredi Bankasi, 5.85%, 6/21/24 (USD)  1,520,000 1,484
50,294
Government Bonds 2.2%
Republic of Turkey, 4.25%, 4/14/26 (USD)  23,300,000 21,226
Republic of Turkey, 4.875%, 10/9/26 (USD)  22,765,000 21,065
Republic of Turkey, 4.875%, 4/16/43 (USD)  27,550,000 21,129
Republic of Turkey, 5.125%, 2/17/28 (USD)  5,300,000 4,803
Republic of Turkey, 5.95%, 1/15/31 (USD)  600,000 546
Republic of Turkey, 6.00%, 3/25/27 (USD)  24,812,000 23,860
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 15,402
108,031
Total Turkey (Cost
$155,180
)
158,325
UKRAINE 3.7%
Corporate Bonds 0.6%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  14,420,000 15,325
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  12,000,000 12,442
27,767
Government Bonds 3.1%
Government of Ukraine, 7.75%, 9/1/23 (USD)  2,200,000 2,376
Government of Ukraine, 7.75%, 9/1/25 (USD)  9,860,000 10,741
Government of Ukraine, 7.75%, 9/1/27 (USD)  81,015,000 86,831
Government of Ukraine, 9.75%, 11/1/28 (USD) (1) 32,620,000 38,085
Government of Ukraine, 9.75%, 11/1/28 (USD)  8,260,000 9,644
Government of Ukraine, VR, 0.00%, 5/31/40 (USD) (1)(2)(3) 6,248,000 6,463
154,140
Total Ukraine (Cost
$167,096
)
181,907
UNITED ARAB EMIRATES 2.4%
Corporate Bonds 0.9%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  13,000,000 15,016

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Emirates NBD Bank, VR, 6.125% (USD) (4)(5) 10,900,000 11,675
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 15,395
42,086
Government Bonds 1.5%
Abu Dhabi Government International Bond, 3.125%, 4/16/30
(USD) (1) 12,940,000 13,896
Emirate of Dubai, 5.25%, 1/30/43 (USD)  4,300,000 4,660
Finance Department Government of Sharjah, 4.00%, 7/28/50
(USD) (1) 27,595,000 24,379
Finance Department Government of Sharjah, 4.00%, 7/28/50
(USD)  23,900,000 21,115
Sharjah Sukuk Program, 3.234%, 10/23/29 (USD)  12,000,000 12,165
76,215
Total United Arab Emirates (Cost
$124,079
)
118,301
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (2)(7)(8) 83,934 1
Mriya Farming, Recovery Certificates (EUR) (2)(7)(8) 3,975,047 47
Total United Kingdom (Cost
$–
)
48
UNITED STATES 0.4%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%, 1/1/23 (1) 4,300,000 4,830
4,830
Corporate Bonds 0.3%
Citgo Holding, 9.25%, 8/1/24 (1) 7,610,000 7,610
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 8,435,000 8,572
16,182
Total United States (Cost
$21,245
)
21,012
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  7,883,666 9,801
Total Uruguay (Cost
$9,587
)
9,801

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.8%
Government Bonds 0.8%
National Bank of Uzbekistan, 4.85%, 10/21/25 (USD)  2,333,000 2,401
Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (1) 1,400,000 1,480
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1) 6,620,000 7,257
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  24,600,000 26,968
Total Uzbekistan (Cost
$37,336
)
38,106
VENEZUELA 1.3%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/18 (USD) (2)(6) 12,690,000 317
317
Government Bonds 1.3%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(6) 66,915,000 3,162
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(6) 189,515,000 9,015
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(6) 66,805,000 3,165
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (2)(6) 30,901,500 8,498
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (2)(6) 386,635,000 18,269
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (2)(6) 19,980,000 961
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (2)(6) 49,738,000 2,350
Republic of Venezuela, 6.00%, 12/9/20 (USD) (2)(6) 55,405,000 5,596
Republic of Venezuela, 7.75%, 10/13/19 (USD) (2)(6) 57,970,000 5,797
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(6) 26,000,000 2,730
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(6) 26,000,000 2,704
Republic of Venezuela, 11.95%, 8/5/31 (USD) (2)(6) 14,400,000 1,512
Republic of Venezuela, 12.75%, 8/23/22 (USD) (2)(6) 8,300,000 880
64,639
Total Venezuela (Cost
$446,747
)
64,956
VIETNAM 1.6%
Corporate Bonds 0.3%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 10,243,000 10,321
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,250,000 1,260
11,581
Government Bonds 1.3%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  54,500,000 61,171

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
1.063%, 3/13/28 (USD)  4,750,000 4,194
65,365
Total Vietnam (Cost
$72,096
)
76,946
ZAMBIA 0.3%
Government Bonds 0.3%
Republic of Zambia, 5.375%, 9/20/22 (USD)  27,385,000 15,396
Total Zambia (Cost
$14,822
)
15,396
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 0.04% (7)(9) 136,744,727 136,745
136,745
U.S. Treasury Obligations 0.2%
U.S. Treasury Notes, 2.625%, 12/15/21 (10) 11,627,000 11,838
11,838
Total Short-Term Investments (Cost $148,579) 148,583
Total Investments in Securities 99.1%
(Cost $5,297,223) $ 4,902,485
Other Assets Less Liabilities 0.9% 46,332
Net Assets 100.0% $ 4,948,817
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,060,494 and represents 21.4% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Perpetual security with no stated maturity date.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Affiliated Companies
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.2)%
Argentina (0.2)%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Argentina, CCC+*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 (USD) * 20,325 (7,751) (4,324) (3,427)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Argentina, CCC+*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 (USD) * 11,100 (4,233) (2,563) (1,670)
Total Argentina (6,887) (5,097)
Total Bilateral Credit Default Swaps, Protection Sold (6,887) (5,097)
Interest Rate Swaps 0.0%
Brazil 0.0%
Morgan Stanley, 2 Year Interest Rate
Swap, Pay Fixed 5.681% at Maturity,
Receive Variable 2.65%, (BRL CDI) at
Maturity, 1/2/23 69,000 98 — 98
Morgan Stanley, 2 Year Interest Rate
Swap, Pay Fixed 6.553% at Maturity,
Receive Variable 2.65%, (BRL CDI) at
Maturity, 1/2/23 70,000 (40) — (40)
Total Brazil — 58
Total Bilateral Interest Rate Swaps — 58
Total Bilateral Swaps (6,887) (5,039)
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 INR 438,570 USD 5,927 $ 61
Bank of America 4/16/21 USD 14,877 MXN 300,269 212
Barclays Bank 6/11/21 COP 26,854,371 USD 7,462 (143)
BNP Paribas 4/16/21 MXN 253,325 USD 12,165 208
BNP Paribas 4/16/21 USD 24,969 MXN 507,346 190
BNP Paribas 6/2/21 USD 12,280 BRL 67,700 304
Citibank 4/16/21 MXN 262,529 USD 12,942 (120)
Citibank 5/7/21 CNY 313,940 USD 47,971 (273)
Citibank 5/21/21 EUR 3,013 USD 3,620 (83)
Citibank 6/2/21 BRL 43,348 USD 7,660 9
Citibank 6/2/21 USD 12,222 BRL 67,700 246
Deutsche Bank 4/9/21 IDR 170,328,519 USD 11,743 (42)
Deutsche Bank 5/21/21 USD 3,294 EUR 2,722 98
Deutsche Bank 6/18/21 USD 11,989 CNH 78,381 121
Goldman Sachs 4/9/21 INR 438,570 USD 5,920 68
Goldman Sachs 4/9/21 USD 6,741 IDR 97,748,147 26
Goldman Sachs 4/9/21 USD 7,427 INR 543,249 10
Goldman Sachs 6/2/21 BRL 67,484 USD 12,410 (472)
Goldman Sachs 6/11/21 USD 7,292 COP 26,854,371 (27)
HSBC Bank 4/9/21 USD 5,995 INR 440,299 (16)
HSBC Bank 5/7/21 CNY 74 USD 12 —
HSBC Bank 5/7/21 USD 24,511 CNY 159,360 299
HSBC Bank 5/21/21 EUR 1,084 USD 1,307 (35)
HSBC Bank 5/21/21 USD 18,072 EUR 14,885 597
JPMorgan Chase 5/21/21 EUR 2,426 USD 2,911 (64)
JPMorgan Chase 5/21/21 USD 1,172 EUR 983 18
Morgan Stanley 4/9/21 PEN 43,240 USD 11,924 (373)
Morgan Stanley 4/9/21 USD 5,480 IDR 77,388,774 163
Morgan Stanley 4/9/21 USD 11,839 PEN 43,240 288
Morgan Stanley 4/16/21 MXN 250,137 USD 11,821 395
Morgan Stanley 5/7/21 USD 23,801 CNY 154,654 303
Morgan Stanley 5/21/21 USD 3,850 EUR 3,169 130
Morgan Stanley 6/2/21 BRL 51,164 USD 8,960 91
Morgan Stanley 6/2/21 USD 4,867 BRL 26,596 162
RBC Dominion Securities 4/9/21 INR 106,407 USD 1,458 (5)
RBC Dominion Securities 5/21/21 EUR 2,399 USD 2,889 (73)
State Street 5/21/21 USD 4,874 EUR 4,015 160
UBS Investment Bank 5/21/21 USD 35,680 EUR 29,447 1,110
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,543

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 407 U.S. Treasury Notes five year contracts 6/21 50,223 $ (646)
Long, 861 U.S. Treasury Notes ten year contracts 6/21 112,737 (1,680)
Net payments (receipts) of variation margin to date 2,047
Variation margin receivable (payable) on open futures contracts $ (279)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mriya Farming  $ — $ — $ —
Mriya Farming, Recovery Certificates  — (2) —
T. Rowe Price Government Reserve Fund, 0.04% — — 18
Affiliates not held at period end — (263) —
Totals $ —# $ (265) $ 18+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Mriya Farming  $ 1 $ — $ — $ 1
Mriya Farming, 0.50%,
Corporate Bond  263 — — —
Mriya Farming, Recovery
Certificates  49 — — 47
T. Rowe Price Government
Reserve Fund, 0.04% 201,813  ¤  ¤ 136,745
Total $ 136,793^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,745.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Emerging Markets Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Emerging Markets Bond Fund

F110-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,753,854 $ — $ 4,753,854
Common Stocks — — 48 48
Short-Term Investments 136,745 11,838 — 148,583
Total Securities 136,745 4,765,692 48 4,902,485
Swaps — 98 — 98
Forward Currency Exchange
Contracts — 5,269 — 5,269
Total $ 136,745 $ 4,771,059 $ 48 $ 4,907,852
Liabilities
Swaps $ — $ 12,024 $ — $ 12,024
Forward Currency Exchange
Contracts — 1,726 — 1,726
Futures Contracts* 2,326 — — 2,326
Total $ 2,326 $ 13,750 $ — $ 16,076
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.